UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Healthcare Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 28.4%
Alexion Pharmaceuticals, Inc. (a)	175,000	$ 8,114,750
Amgen, Inc. (a)	200,000	11,696,000
Biogen Idec, Inc. (a)	20,000	1,074,800
BioMarin Pharmaceuticals, Inc. (a)	51,000	990,930
Celgene Corp. (a)	300,000	17,034,000
Cephalon, Inc. (a)(b)	130,000	8,299,200
Genzyme Corp. (a)	190,000	10,309,400
Gilead Sciences, Inc. (a)	410,000	19,790,700
Human Genome Sciences, Inc. (a)	35,000	926,450
Onyx Pharmaceuticals, Inc. (a)	140,000	4,026,400
Vertex Pharmaceuticals, Inc. (a)(b)	350,000	13,440,000
		95,702,630
Health Care Equipment & Supplies — 11.8%
Baxter International, Inc.	210,000	12,093,900
Boston Scientific Corp. (a)	60,000	517,800
Covidien Plc	30,000	1,516,800
Masimo Corp. (a)(b)	390,000	10,826,400
Medtronic, Inc.	20,000	857,800
NuVasive, Inc. (a)(b)	260,200	7,181,520
Sirona Dental Systems, Inc. (a)	45,000	1,447,650
SonoSite, Inc. (a)	76,300	2,077,649
St. Jude Medical, Inc. (a)	40,000	1,509,200
Stryker Corp.	30,000	1,557,600
		39,586,319
Health Care Providers & Services — 25.9%
Aetna, Inc.	75,000	2,247,750
AmerisourceBergen Corp.	336,000	9,159,360
Cigna Corp.	90,000	3,039,300
Community Health Systems, Inc. (a)	55,000	1,794,100
Express Scripts, Inc. (a)	130,000	10,901,800
Genoptix, Inc. (a)(b)	270,000	8,791,200
Humana, Inc. (a)	40,000	1,944,800
Laboratory Corp. of America
Holdings (a)(b)	80,000	5,688,000
Medco Health Solutions, Inc. (a)	208,300	12,806,284
Patterson Cos., Inc. (a)	30,000	856,800
Quest Diagnostics, Inc.	89,200	4,965,764
UnitedHealth Group, Inc.	240,000	7,920,000
VCA Antech, Inc. (a)	40,000	1,015,600
WellCare Health Plans, Inc. (a)	134,500	4,193,710
WellPoint, Inc. (a)	187,000	11,915,640
		87,240,108
Internet Software & Services — 9.2%
WebMD Health Corp., Class A (a)(b)	791,995	30,871,965
Life Sciences Tools & Services — 2.9%
Life Technologies Corp. (a)	15,000	745,650
Thermo Fisher Scientific, Inc. (a)	150,000	6,922,500
Waters Corp. (a)	34,700	1,977,206
		9,645,356
Pharmaceuticals — 14.6%
Abbott Laboratories	85,000	4,499,900

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Bristol-Myers Squibb Co.	45,000 $	1,096,200
Johnson & Johnson	50,000	3,143,000
Merck & Co, Inc.	275,000	10,499,500
Novartis AG - ADR	15,000	802,950
Pfizer, Inc.	650,000	12,129,000
Roche Holding AG - ADR	20,000	839,000
Shire Pharmaceuticals Plc - ADR	130,000	7,748,000
Teva Pharmaceutical Industries
Ltd. - ADR	50,000	2,836,000
Warner Chilcott Plc, Class A (a)	205,000	5,602,650
		49,196,200
Total Long-Term Investments
(Cost – $236,433,257) – 92.8% 312,242,578
Short-Term Securities
BlackRock Liquidity Funds,
TempCash, Institutional Class,
0.14% (c)(d)	7,717,322	7,717,322
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.27% (c)(d)(e)	$ 43,503	43,503,400
Total Short-Term Securities
(Cost – $51,220,722) – 15.2%		51,220,722
Total Investments
(Cost – $287,653,979*) – 108.0%		363,463,300
Liabilities in Excess of Other Assets – (8.0)%		(26,861,691)
Net Assets – 100.0%	$ 336,601,609
*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 291,527,036
Gross unrealized appreciation	$ 75,903,025
Gross unrealized depreciation		(3,966,761)
Net unrealized appreciation	$ 71,936,264
(a) Non-income producing security.
(b)	Security, or a portion of security, is on loan.

BlackRock Healthcare Fund, Inc. January 31, 2010 1

BlackRock Healthcare Fund, Inc.
Schedule of Investments (concluded)

(c)	Investments in companies considered to be an affiliate of the Fund, for
	purposes of Section 2(a)(3) of the Investment Company Act of 1940,
	were as follows:
		Net
	Affiliate	Activity	Income
	BlackRock Liquidity Funds,
	TempFund, Institutional Class	$ 6,942,745$	10,405
	BlackRock Liquidity Series, LLC
	Money Market Series	$ 19,215,550$	28,958
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from securities loans.
	•For Fund compliance purposes, the Fund’s industry classifications
	refer to any one or more of the industry sub-classifications used by one
	or more widely recognized market indexes or ratings group indexes,
	and/or as defined by Fund management. This definition may not apply
	for purposes of this report, which may combine industry sub-
	classifications for reporting ease.
	•Fair Value Measurements — Various inputs are used in determining
	the fair value of investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for
	identical assets and liabilities
	• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are
	active, quoted prices for identical or similar assets or liabilities in
	markets that are not active, inputs other than quoted prices that
	are observable for the assets or liabilities (such as interest rates,
	yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information
	available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in
	determining the fair value of investments)
	The inputs or methodology used for valuing securities are not
	necessarily an indication of the risk associated with investing in
	those securities. For information about the Fund’s policy regarding
	valuation of investments and other significant accounting policies,
	please refer to the Fund’s most recent financial statements as
	contained in its semi-annual report.
	The following table summarizes the inputs used as of January 31,
	2010 in determining the fair valuation of the Fund’s investments:
		Investments in
	Valuation Inputs	Securities
			Assets
	Level 1
	Long-Term Investments[1]	$ 312,242,578
	Short-Term Securities		7,717,322
	Total Level 1		319,959,900
	Level 2 – Short-Term Securities		43,503,400
	Level 3		-
	Total	$ 363,463,300
	See above Schedule of Investments for values in each industry
	classification excluding Level 2.

2 BlackRock Healthcare Fund, Inc. January 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: March 19, 2010